UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

811-23055
Investment Company Act file number:

USCA All Terrain Fund
(Exact name of registrant as specified in charter)

4444 Westheimer, Suite G500
Houston, TX  77027
 (Address of principal executive offices) (Zip code)

The Corporation Trust Company
Corporation Trust Center
1209 Orange Street
Wilmington, DE 19801
 (Name and address of agent for service)

(713) 366-0500
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  December 31, 2015

Item 1. Schedule of Investments.

USCA All Terrain Fund
Schedule of Investments
December 31, 2015 (Unaudited)

	Shares	Fair Value
COMMON STOCK - 5.82%a
Aerospace and Defense - 0.24%a
The Boeing Company	300	$43,377
BWX Technologies, Inc.	480	15,250
Esterline Technologies Corp.	260	21,060
Rockwell Collins Inc.	300	27,690
		107,377
Chemical Companies - 0.17%a
Albemarle Corporation	400	22,404
The Chemours Company	2,700	14,472
LyondellBasell Industries N.V.c	300	26,070
W.R. Grace & Co.	130	12,947
		75,893

Consumer Product and Distribution Companies - 0.75%a
The Clorox Company	110	13,951
Genuine Parts Company	290	24,908
Hasbro Inc.	430	28,965
The Hershey Company	150	13,390
Kohl's Corp.	600	28,578
Mattel, Inc.	1,310	35,593
Molson Coors Brewing Company	200	18,784
Pepsico, Inc.	400	39,968
The Procter & Gamble Company	500	39,705
Sysco Corporation	640	26,240
Target Corp.	400	29,044
Wal-Mart Stores Inc.	600	36,780
		335,906

Energy and Utility Companies - 0.61%a
BP p.l.c. ADRb	1,100	34,386
Cameco Corporationb	940	11,590
Chevron Corporation	100	8,996
Entergy Corporation	200	13,672
Exelon Corporation	400	11,108
Exxon Mobil Corporation	400	31,180
ITC Holdings Corp.	400	15,700
National Fuel Gas Company	510	21,803
National Oilwell Varco, Inc.	500	16,745
NiSource Inc.	730	14,242
Occidental Petroleum Corporation	700	47,327
Phillips 66	400	32,720
Xcel Energy Inc.	380	13,646
		273,115

USCA All Terrain Fund
Schedule of Investments - (continued)
December 31, 2015 (Unaudited)

	Shares	Fair Value
Environmental Services - 0.09%a
Republic Services, Inc.c	900	$39,591

Financial Services - 1.21%a
BB&T Corporation	1,100	41,591
BOK Financial Corporation	200	11,958
The Chubb Corporationb	400	53,056
Endurance Specialty Holdings Ltd.b	420	26,876
Fidelity National Financial, Inc.	300	10,401
First American Financial Corporation	860	30,874
The Hartford Financial Services Group, Inc.	420	18,253
Invesco Ltd.	2,000	66,960
Janus Capital Group, Inc.	1,290	18,176
JPMorgan Chase & Co.	400	26,412
M&T Bank Corporation	560	67,861
MetLife, Inc.	1,000	48,210
New York Community Bancorp Inc.c	1,580	25,786
Old Republic International Corporationc	680	12,668
SunTrust Banks, Inc.c	610	26,132
Symetra Financial Corporation	500	15,885
Synchrony Financialc	430	13,076
Wells Fargo & Companyc	500	27,180
		541,355

Health Care and Related Companies - 0.81%a
AbbVie Inc.	600	35,544
Baxalta Incorporated	500	19,515
Baxter International Inc.	850	32,427
Becton, Dickinson and Company	200	30,818
Boston Scientific Corporation	1,070	19,731
Cardinal Health, Inc.	200	17,854
Eli Lilly and Company	600	50,556
Haemonetics Corporation	590	19,022
Johnson & Johnson	100	10,272
McKesson Corporationc	210	41,418
Quest Diagnostics Inc.c	190	13,517
St. Jude Medical Inc.	520	32,120
Varian Medical Systems, Inc.	160	12,928
Zimmer Biomet Holdings, Inc.c	250	25,648
		361,370

USCA All Terrain Fund
Schedule of Investments - (continued)
December 31, 2015 (Unaudited)

	Shares	Fair Value
Logistics and Transportation - 0.03%a
Expeditors International of Washington Inc.	270	$12,177

Manufacturing Companies - 0.21%a
Eaton Corporation	500	26,020
Fastenal Company	460	18,777
Ford Motor Company	2,000	28,180
Stanley Black & Decker, Inc.	200	21,346
		94,323
Media, Communications and Entertainment - 0.40%a
Cinemark Holdings, Inc.	570	19,055
Discovery Communications, Inc.	730	18,411
Liberty Broadband Corporation	290	15,039
Liberty Media Corporation	670	25,514
Omnicom Group Inc.	360	27,238
Regal Entertainment Group	1,390	26,229
Verizon Communications Inc.	1,000	46,220
		177,706

Metals Technology and Mining - 0.11%a
Alcoa Inc.	2,230	22,010
Goldcorp Inc.b	900	10,404
Worthington Industries, Inc.	470	14,166
		46,580

Paper Products - 0.06%a
Avery Dennison Corporation	210	13,159
Sonoco Products Co.	310	12,670
		25,829

Real Estate Investment Trusts - 0.23%a
Corrections Corporation of America	680	18,013
HCP, Inc.	700	26,768
Sun Communities Inc.	390	26,727
Welltower Inc.	310	21,089
Weyerhaeuser Co.	300	8,994
		101,591

USCA All Terrain Fund
Schedule of Investments - (continued)
December 31, 2015 (Unaudited)

	Shares	Fair Value
Technology Companies and Services - 0.90%a
Amdocs Limited	440	$24,011
Analog Devices, Inc.	320	17,702
Applied Materials, Inc.	350	6,534
Broadridge Financial Solutions, Inc.	570	30,626
Cisco Systems, Inc.	1,700	46,163
Harris Corporation	200	17,380
IBMc	100	13,762
Leidos Holdings, Inc.	290	16,315
Microsoft Corporation	1,000	55,480
QUALCOMM Incorporated	600	29,991
Schlumberger N.V.	200	13,950
STMicroelectronics N.V. ADRb	800	5,328
TE Connectivity Ltd.b	700	45,227
U.S. Bancorp	1,000	42,670
VeriFone Systems, Inc.	440	12,329
The Western Union Company	1,400	25,074
		402,542

TOTAL COMMON STOCK (Cost $2,649,887)		2,595,355

INVESTMENTS IN INVESTMENT COMPANIES - 22.02%a
Long Equity - Domestic - 8.91%
Bridgeway Ultra Small Company Fund	24,847	654,209
Gabelli Small Cap Growth Fund	21,652	1,004,023
LKCM Equity Fund	59,552	1,274,406
Nationwide Geneva Mid Cap Growth Fund	41,966	1,042,429
		3,975,067
Long Equity - Global - 4.08%
First Eagle Global Fund	35,326	1,821,074

Long Equity - International - 6.00%
AllianzGI NFJ International Value Fund	45,768	827,025
Brandes International Equity Fund	121,863	1,845,002
		2,672,027
Long Fixed Income - 3.03%
PIMCO Total Return Fund	134,368	1,353,090

TOTAL INVESTMENTS IN INVESTMENT COMPANIES (Cost $10,581,979)		9,821,258

USCA All Terrain Fund
Schedule of Investments - (continued)
December 31, 2015 (Unaudited)

			Next Available		Redemption
			Redemption	Frequency of	Notification
	Cost	Fair Value	Dated	Redemptions	Period (Days)
INVESTMENTS IN PRIVATE INVESTMENT COMPANIES - 71.17%a
Event Driven - 4.59%a
Perry Partners L.P. - Class C	$2,252,000	2,047,873	6/30/2016	Quarterly	100

Global Macro - 4.54%a
Brevan Howard L.P. - Series B	2,095,000	2,023,856	3/31/2016	Monthly	90

Long/Short Equity - 15.65%a
Corsair Capital Partners, L.P. - Class A	1,658,000	1,540,026	6/30/2016	Quarterly	60
Greenlight Masters Qualified, L.P. - Series B	2,880,000	2,665,936	6/30/2016	Annually	105
Hirzel Capital Fund LP	1,717,000	1,542,253	6/30/2016	Quarterly	45
Omega Capital Investors, L.P. - Series 2	1,397,000	1,233,359	3/31/2016	Quarterly	45
		6,981,574
Long/Short Fixed Income - 5.47%a
BlackGold Opportunity Fund II LP	520,000	422,354	6/30/2016	Quarterly	45
York Global Credit Income Fund, L.P. - Class A	2,093,000	2,018,654	3/31/2016	Quarterly	90
		2,441,008
Managed Futures - 3.34%a
Winton Diversified Strategy Fund (US) L.P.	1,496,000	1,488,111	9/30/2018	Quarterly	60

Multi-Strategy - 37.58%a
Atlas Enhanced Fund, L.P.	1,000,000	1,009,187	2/29/2016	Monthly	45
Blue Mountain Credit Alternatives Fund L.P. - Class S	2,370,000	2,262,653	6/30/2016	Quarterly	90
Double Black Diamond, L.P. - Series D	4,035,000	3,962,683	6/30/2016	Quarterly	60
Millennium USA LP	5,000,000	5,113,575	9/30/2016	Quarterly	90
OZ Domestic Partners II, L.P. - Trauch E	2,795,000	2,654,969	3/31/2016	Quarterly	30
Visium Global Fund, LP - Series III	1,699,000	1,758,876	3/31/2016	Quarterly	45
		16,761,943

TOTAL INVESTMENTS IN PRIVATE INVESTMENT COMPANIES (Cost $33,007,000)
		31,744,365

SHORT TERM INVESTMENT - 2.51%a
AIM Short-Term Treasury Portfolio Fund - Institutional Class, 0.13%e
	1,118,470	1,118,470

TOTAL SHORT TERM INVESTMENTS (Cost $1,118,470)		1,118,470

USCA All Terrain Fund
Schedule of Investments - (continued)
December 31, 2015 (Unaudited)

Fair Value
Total Investments (Cost $47,357,336) - 101.52%a	45,279,448
Liabilities in Excess of Other Assets - (1.52%)a	(679,131)
TOTAL NET ASSETS - 100.00%a	$44,600,317

Footnotes
ADR - American Depository Receipt.
a Percentages are stated as a percent of net assets.
b Foreign issued security.
c Non-income producing security.
d Investments in private investment companies may be composed of multiple tranches. The Next Available Redemption Date relates to the earliest date after December 31, 2015 that redemption from all or a portion of a tranche is available without fees (redemptions may be available sooner with the inccurence of a penalty). Other tranches may have an available redemption date that is after the Next Available
Redemption Date. Further, the private investment company's advisor may place additional redemption restrictions without notice based on the aggregate redemption requests at a given time.
e Rate reported is the 7-day current yield as of December 31, 2015.

The cost basis of investments for federal income tax purposes at December 31, 2015 was as follows:*

Cost of investments	$47,357,336
Gross unrealized appreciation	263,283
Gross unrealized depreciation	(2,341,171)
Net unrealized depreciation$	$(2,077,888)

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.

Investment Valuation
In computing net asset value, portfolio securities of the USCA All Terrain Fund (“Fund”) are valued at their current market values determined on the basis of market quotations, if available.  Because market quotations are not typically readily available for the majority of the Fund's securities, they are valued at fair value as determined by the Board of Trustees (“Board”). The Board has delegated the day-to-day responsibility for determining these fair values in accordance with the policies it has approved to a fair value team of one or more representatives of USCA Asset Management LLC (“Advisor”), US Bancorp Fund Services, LLC (“US Bancorp”) and an officer of the Fund.  Fair valuation involves subjective judgments, and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security. There is no single standard for determining fair value of a security. Rather, in determining the fair value of a security for which there are no readily available market quotations, the fair value team may consider several factors, including fundamental analytical data relating to the investment in the security, the nature and duration of any restriction on the disposition of the security, the cost of the security at the date of purchase, the liquidity of the market for the security and the recommendation of a manager (“Underlying Fund Manager”) to a fund ("Underlying Fund") in which the Fund invests.  The team may also enlist third-party consultants, such as an audit firm or financial officer of a security issuer, on an as-needed basis to assist in determining a security-specific fair value.

Non-dollar-denominated securities, if any, are valued as of the close of the New York Stock Exchange (”NYSE”) at the closing price of such securities in their principal trading market, but may be valued at fair value if subsequent events occurring before the computation of net asset value have materially affected the value of the securities.  Trading may take place in foreign issues held by the Fund, if any, at times when the Fund is not open for business.  As a result, the Fund's net asset value may change at times when it is not possible to purchase or sell shares of the Fund.  The Fund may use a third-party pricing service to assist it in determining the market value of securities in the Fund's portfolio.  The Fund's net asset value per share is calculated by dividing the value of the Fund's total assets (the value of the securities the Fund holds plus cash and other assets, including dividends and interest accrued but not yet received), less accrued expenses and other liabilities of the Fund, by the total number of shares outstanding.

For purposes of determining the net asset value of the Fund, readily marketable portfolio securities listed on a national securities exchange, except those listed on the NASDAQ Global Market®, NASDAQ Global Select Market® and the NASDAQ Capital Market® exchanges (collectively, “NASDAQ”), are valued at the last reported sale price on the exchange on which the security is principally traded.  Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”).  If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used.  If no bid or asked prices are quoted on such day or if market prices may be unreliable because of events occurring after the close of trading, then the security is valued by such method as the Valuation Committee shall determine in good faith to reflect its fair market value.

All equity securities that are not traded on a listed national exchange are valued at the last sale price in the over-the-counter market.  If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.  In the event such market quotations are not readily available, then the security is valued by such method as the Valuation Committee shall determine in good faith to reflect its fair market value.

The valuation of the Fund’s investments in Underlying Funds is ordinarily determined based upon valuations provided by the Underlying Fund Managers.  Certain securities in which the Underlying Funds invest may not have a readily ascertainable market price and will be valued by the Underlying Fund Managers at fair value in accordance with procedures adopted by the Underlying Funds.  In this regard, an Underlying Fund Manager may face a conflict of interest in valuing the securities, as their value may affect the Underlying Fund Manager’s compensation.  Although the Advisor will review the valuation procedures used by all Underlying Fund Managers, the Advisor will not be able to confirm the accuracy of valuations provided by the Underlying Fund Manager and valuations provided by the Underlying Fund Manager generally will be conclusive with respect to the Fund.  In addition, the net asset values or other valuation information received by the Fund from an Underlying Fund and used in calculating the Fund’s net asset value will include estimates that may be subject to later adjustment or revision by the Underlying Fund Manager.  Any such adjustment or revision will either increase or decrease the net asset value of the Fund at the time that the Fund is provided with information regarding the adjustment.  The Fund does not expect to restate its previous net asset values to reflect an adjustment or revision by an Underlying Fund.  In the unlikely event that an Underlying Fund does not report a fiscal period end value to the Fund on a timely basis, the Fund would determine the fair value of the Underlying Fund based on the most recent value reported by the Underlying Fund, as well as any other relevant information available at the time the Fund values its portfolio.

With respect to any portion of the Fund's assets that are invested in one or more open-end management investment companies registered under the Investment Company Act of 1940, as amended, each mutual fund's net asset value is calculated based upon the net asset values of those open-end management investment companies, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

Fair Value of Financial Instruments
The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Valuations based primarily on inputs that are unobservable and significant.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2015:

Fair Value Measurements at Reporting Date Using

	Quoted Prices in Active markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Description
Investments
Common Stock (a)	$2,595,355	$-	$-	$2,595,355
Registered Investment Companies (b)	-	-	-	9,821,257
Private Investment Companies (b)	-	-	-	31,744,365
Short Term Investments (c)	1,118,470	-	-	1,118,470
	$3,713,825	$-	$-	$45,279,447

(a)	All other industry classifications are identified in the Schedule of Investments.
(b)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

(c)	Short Term Investments that are sweep investments for cash balances in the Fund at December 31, 2015.

During the period ended December 31, 2015, there were no transfers between Level 1, Level 2 or Level 3.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  USCA All Terrain Fund

By (Signature and Title) /s/ Phil Pilibosian
Phil Pilibosian, President

Date   February 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Phil Pilibosian
Phil Pilibosian, President

Date   February 24, 2016

By (Signature and Title) /s/ Ivana Shumberg
Ivana Shumberg, Treasurer

Date   February 26, 2016